Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2019	Mar. 31, 2019
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	¥ 1,664,813	¥ 1,353,801
Available-for-sale securities, Gross unrealized gains	72,060	65,299
Available-for-sale securities, Gross unrealized losses	(16,002)	(10,530)
Available-for-sale securities, Fair value	1,720,871	1,408,570
Japanese Government Bond Securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	113,880	114,061
Available-for-sale securities, Gross unrealized gains	30,642	30,265
Available-for-sale securities, Gross unrealized losses	0	0
Available-for-sale securities, Fair value	144,522	144,326
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	578,705	416,218
Available-for-sale securities, Gross unrealized gains	21,685	20,133
Available-for-sale securities, Gross unrealized losses	(9,155)	(5,500)
Available-for-sale securities, Fair value	591,235	430,851
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	234,273	189,792
Available-for-sale securities, Gross unrealized gains	4,639	3,749
Available-for-sale securities, Gross unrealized losses	(624)	(236)
Available-for-sale securities, Fair value	238,288	193,305
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	588,853	485,156
Available-for-sale securities, Gross unrealized gains	9,187	5,205
Available-for-sale securities, Gross unrealized losses	(3,285)	(2,364)
Available-for-sale securities, Fair value	594,755	487,997
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	56,764	59,954
Available-for-sale securities, Gross unrealized gains	2,538	2,566
Available-for-sale securities, Gross unrealized losses	(1,340)	(1,041)
Available-for-sale securities, Fair value	57,962	61,479
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	92,338	88,620
Available-for-sale securities, Gross unrealized gains	3,369	3,381
Available-for-sale securities, Gross unrealized losses	(1,598)	(1,389)
Available-for-sale securities, Fair value	94,109	90,612
Equity securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	1,550,933	1,239,740
Available-for-sale securities, Gross unrealized gains	41,418	35,034
Available-for-sale securities, Gross unrealized losses	(16,002)	(10,530)
Available-for-sale securities, Fair value	¥ 1,576,349	¥ 1,264,244